Notes Payable (Details 2) (Notes Payable - Convertible [Member], USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Notes Payable - Convertible [Member]
Summary of notes payable - convertible
Balance - January 1, 2013		$ 70,130	$ 70,130	$ 1,111,440
Issuance of convertible notes payable				72,000
Original issue discount				(12,000)
Discount recorded on derivative liability at issuance				(17,783)
Repayments				(100,000)
Converted to common stock			(36,000)	(1,148,000)
Note matured - reclassified to due on demand			(36,000)	(180,000)
Accretion of debt discount	114,582	824,912	1,870	344,473
Balance - December 31, 2013				$ 70,130